INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2023	Dec. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred tax asset net operating loss		$ 9,212,417
Decrease in deferred tax assets, valuation allowance		$ 9,212,417
US federal income corporate tax rates		21.00%	21.00%
Net operating loss carry forwards		$ 11,228,173
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory federal income tax rate, percentage	35.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory federal income tax rate, percentage	21.00%